Shareholder Fees - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO | Fidelity New York Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none